Barclay's Bank PLC (the Parent Company) (Narrative) (Details) £ in Millions, € in Billions, $ in Billions, $ in Billions	1 Months Ended	12 Months Ended
	Sep. 30, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)		Dec. 31, 2017 SGD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)		Dec. 31, 2015 GBP (£)		Dec. 31, 2014 GBP (£)
Disclosure of transactions between related parties [line items]
Other income			£ 56				£ 54		£ 50
Subordinated liabilities			23,826				23,383		21,467
Debt instruments issued			73,314				75,932		69,150
Cash advances and loans made to related parties			9,707				10,942		4,973
Derivative financial instruments			237,669				346,626		327,709
Equity			66,016				71,365		65,864		£ 65,958
Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity			22,045	[1]			21,842	[1]	21,586	[1]	20,809
Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity			£ 8,941	[1]			6,449	[1]	5,305	[1]	4,322
AT1 Securities [member] | Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets		All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.		All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays PLC Group fall below 7.0%.
Parent [member]
Disclosure of transactions between related parties [line items]
Other income			£ 690				334		227
Investments in subsidiaries			39,354				36,553
Increase (decrease) in investments in subsidiaries			2,801
Subordinated liabilities			6,501				3,789
Debt instruments issued			22,110				16,893
Loans and advances to subsidiaries			23,970				19,421
Derivative financial instruments			£ 161				268
Description of arrangement for contingent consideration arrangements and indemnification assets		The derivative financial instrument of £161m (2016: £268m) held by the Parent Company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.	The derivative financial instrument of £161m (2016: £268m) held by the Parent Company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.		The derivative financial instrument of £161m (2016: £268m) held by the Parent Company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.	The derivative financial instrument of £161m (2016: £268m) held by the Parent Company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.
Equity			£ 39,205				36,322		35,152		33,692
Parent [member] | Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity			22,045				21,842		21,586		20,809
Parent [member] | Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity			8,943				6,453		£ 5,321		£ 4,326
Parent [member] | Subordinated Notes [Member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		€ 1.5			$ 0.2	$ 2
Parent [member] | Senior Notes [Member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		€ 0.5	1,950
Parent [member] | Senior Notes [Member] | Fixed or Floating Interest Rate [Member]
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties | $						$ 5
Parent [member] | AT1 Securities [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in investments in subsidiaries			2,500
Parent [member] | AT1 Securities [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Other income			639				457
Investments in subsidiaries			8,986				£ 6,486
Parent [member] | Barclays Services Limited [Member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in investments in subsidiaries			£ 300
Assets transferred to structured entities, at time of transfer	£ 3,800

[1]	For further details refer to Note 31 .